Financial Instruments and Risk Management - Credit Risk (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Current trade receivables	$ 387,266	$ 339,405
Financial assets neither past due nor impaired | Current (less than 30 days)
Disclosure of financial assets [line items]
Current trade receivables	383,968	321,450
Financial assets neither past due nor impaired | 31-60 days
Disclosure of financial assets [line items]
Current trade receivables	1,224	14,836
Financial assets neither past due nor impaired | 61-90 days
Disclosure of financial assets [line items]
Current trade receivables	492	461
Financial assets past due but not impaired | Past due (more than 90 days)
Disclosure of financial assets [line items]
Current trade receivables	$ 1,582	$ 2,658